S-K 1602(a)(3) Forepart, Sponsor Compensation	Apr. 02, 2026 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	300,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,000,000
Sponsor [Member] | Underwriters’ Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	309,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,090,000